MUTUALS.COM

Prospectus Supplement
To Prospectus Dated July 31, 2006

Vice Fund

    Effective immediately, the following replaces the last line of the first paragraph relating to the President and Treasurer of the Advisor of the Vice Fund under the section entitled “Management of the Fund –  Investment Advisor”:

“Laurie P. Roberts is the President and Treasurer of the Advisor.”

    In addition, the following replaces the last line of the fifth paragraph relating to the President and Treasurer of the Advisor of the Vice Fund under the section entitled “Management of the Fund – Legal Action”:

“The Advisor is a new entity of which Laurie P. Roberts is the President and Treasurer.

The date of this Prospectus Supplement is February 1, 2007.
Please keep this Prospectus Supplement with your records.

Vice Fund
a series of MUTUALS.com

February 1, 2007

Supplement to the Statement of Additional Information
Dated July 31, 2006

Effective immediately, Michael J. Henry no longer serves as President and Treasurer for the Vice Fund (the “Fund”). Effective immediately, Laurie P. Roberts serves as President and Treasurer of the Fund.

The following information contained in the Statement of Additional Information is hereby amended as follows:

The information about Mr. Henry under the Sub-Heading entitled “Interested Trustee and Officers” on page 24, and the Heading entitled “Investment Advisor” on page 28 is hereby removed.

The following information is added under the Sub-Heading entitled “Interested Trustee and Officers” on page 24:

Interested Trustee* and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Laurie P. Roberts Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, TX 75201 Age: 40	President and Treasurer	Indefinite Term; Since February 2007	Executive Vice President and Chief Compliance Officer, Douglas Scott Securities, Inc. (1995-January 2007); Chief Executive Officer, LPCR Consulting Inc., (2002 to Present)	N/A	N/A

The following replaces the last line of the fifth paragraph relating to the President and Treasurer of the Advisor of the Vice Fund under the section entitled “Legal Proceedings”:

“The Advisor is a new entity of which Laurie P. Roberts is the President and Treasurer.”

Please retain this Supplement with your Statement of Additional Information for future reference.